Income Taxes - Summary of Components of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets and Liabilities [Abstract]
Federal and state net operating loss carryforwards	$ 90,351	$ 90,535
Employee benefits	5,466	6,002
Interest deduction limitation	4,484	4,306
Other	1,340	383
Gross deferred tax assets	101,641	101,226
Deferred tax liabilities:
Intangibles	(1,491)	(1,583)
Depreciation	(1,646)	(568)
Lease liabilities	(262)	0
Gross deferred tax liabilities	(3,399)	(2,151)
Net deferred tax assets	98,242	99,075
Valuation allowance	(98,242)	(99,075)
Net deferred taxes	$ 0	$ 0